CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION - USD ($) $ in Thousands	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets:
Cash, cash equivalents and restricted cash	$ 8,170		$ 8,486			$ 7,621
Receivables, net:
Commission receivable	9,607		9,198			8,220
Due from clearing broker	938		873			631
Other	1,101		938			1,587
Property and equipment, net	454		599			974
Right of use assets	3,417		3,730			4,332
Intangible assets, net	846		1,021			1,580
Goodwill	39,839		39,839			39,839
Other assets	3,419		1,993			2,626
Total Assets	67,791		66,677			67,410
Liabilities:
Accounts payable, accrued expenses and other liabilities	12,234		10,208			9,082
Commissions payable	11,709		11,468			10,676
Operating lease liabilities	3,528		3,820			4,381
Notes payable, net			19,561			20,822
Due to members			0			5,169
Total Liabilities	51,404		50,499			62,307
Stockholders' Equity and Members' Equity:
Common stock, $0.0001 par value, 55,000,000 authorized, 16,602,460 issued and outstanding at June 30, 2025 and December 31, 2024	0		0			0
Additional paid-in-capital	22,613		22,984			0
Accumulated deficit	(22,874)		(23,253)			0
Accumulated other comprehensive loss	(152)
Members' Equity attributed to Legacy BMS Management Services LLC			0			5,103
Total Stockholders' Equity and Mezzanine Equity	16,387	$ 17,007	16,178	$ 17,297	$ 17,813	5,103	$ 4,897
TOTAL LIABILITIES, MEZZANINE EQUITY AND STOCKHOLDERS' EQUITY	67,791		66,677			67,410
Redeemable Series A Convertible Preferred Stock
Mezzanine Equity:
Redeemable Series A Convertible Preferred Stock, par value $0.0001, 2,000,000 shares authorized, 1,590,000 and 1,555,000 shares outstanding at June 30, 2025 and December 31, 2024	15,300		14,947			0
Series B Convertible Preferred Stock
Stockholders' Equity and Members' Equity:
Series B Convertible Preferred Stock, par value $0.0001, 500,000 shares authorized, 150,000 shares outstanding at June 30, 2025 and December 31, 2024	1,500		1,500			$ 0
Non-related party
Liabilities:
Notes payable, net	18,620		19,561
Related party
Liabilities:
Notes payable, net	$ 5,313		$ 5,442